SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
Tax-Managed Small Cap Fund
Mid-Cap Fund

Supplement Dated April 8, 2011
to the Class A Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Large Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
WestEnd Advisors, LLC	Robert L. Pharr	Since 2004	Managing Partner, Chief Investment Officer

In addition, in the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

WestEnd Advisors, LLC—WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Small Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Small Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Small Cap Fund, the text relating to Wells Capital Management Inc. is hereby deleted.

In addition, in the sub-section entitled "Tax-Managed Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph related to Wells Capital Management Inc. is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

Change in Sub-Advisers for the Mid-Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Mid-Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Mid-Cap Fund, the text relating to Wells Capital Management Inc. is hereby deleted.

In addition, in the sub-section entitled "Mid-Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph related to Wells Capital Management Inc. is hereby deleted.

There are no other changes in the portfolio management of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-724 (4/11)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
Tax-Managed Small Cap Fund
Mid-Cap Fund

Supplement Dated April 8, 2011
to the Class G Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Large Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
WestEnd Advisors, LLC	Robert L. Pharr	Since 2004	Managing Partner, Chief Investment Officer

In addition, in the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

WestEnd Advisors, LLC—WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Advisers for the Tax-Managed Small Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Small Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Small Cap Fund, the text relating to Wells Capital Management Inc. is hereby deleted.

In addition, in the sub-section entitled "Tax-Managed Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph related to Wells Capital Management Inc. is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

Change in Sub-Advisers for the Mid-Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Mid-Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Mid-Cap Fund, the text relating to Wells Capital Management Inc. is hereby deleted.

In addition, in the sub-section entitled "Mid-Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph related to Wells Capital Management Inc. is hereby deleted.

There are no other changes in the portfolio management of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Mid-Cap Fund

Supplement Dated April 8, 2011
to the Class I Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Mid-Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Mid-Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Mid-Cap Fund, the text relating to Wells Capital Management Inc. is hereby deleted.

In addition, in the sub-section entitled "Mid-Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph related to Wells Capital Management Inc. is hereby deleted.

There are no other changes in the portfolio management of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-725 (4/11)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated April 8, 2011
to the Class Y Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund.

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Tax-Managed Large Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
WestEnd Advisors, LLC	Robert L. Pharr	Since 2004	Managing Partner, Chief Investment Officer

In addition, in the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

WestEnd Advisors, LLC—WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
Tax-Managed Small Cap Fund
Mid-Cap Fund

Supplement Dated April 8, 2011
to the Statement of Additional Information ("SAI") Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Sub-Advisers for the Tax-Managed Large Cap, Tax-Managed Small Cap and Mid-Cap Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap, Tax-Managed Small Cap and Mid-Cap Funds.

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," all references to Wells Capital Management Inc.'s management of the Tax-Managed Small Cap and Mid-Cap Funds are hereby deleted. In the same sub-section, the paragraph relating to WestEnd Advisors, LLC is hereby deleted and is replaced with the following:

WESTEND ADVISORS LLC—WestEnd Advisors LLC (WestEnd) serves as a Sub-Adviser to a portion of the assets of the Large Cap and the Tax-Managed Large Cap Funds. WestEnd, founded in 2004, is an independent investment advisory firm structured as a limited liability corporation (LLC). WestEnd is 100% owned by employees.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Wells Capital Management Inc.'s management of the Tax-Managed Small Cap and Mid-Cap Funds are hereby deleted. In the same sub-section, the text relating to WestEnd Advisors, LLC is hereby deleted and is replaced with the following:

WestEnd

Compensation.  Key personnel are provided with competitive compensation including salaries, bonuses and equity participation. Our compensation program supports retention, and our corporate culture fosters teamwork, as well as the means for excellence to be recognized and rewarded. No conflicts are present that may impede management of the Large Cap or Tax-Managed Large Cap Funds and other accounts.

Ownership of Fund Shares.  As of March 24, 2011, WestEnd's portfolio managers did not beneficially own any shares of the Large Cap or the Tax-Managed Large Cap Funds.

Other Accounts.  As of December 31, 2010, in addition to the Large Cap and Tax-Managed Large Cap Funds, WestEnd's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert L. Pharr	3	$230 million	3	$151 million	972	$1.2 billion

None of the accounts listed above are subject to performance-based advisory fees.

Conflicts of Interest.  WestEnd's portfolio manager manages other accounts with similar objectives as the Large Cap and Tax-Managed Large Cap Funds, which may give rise to potential conflicts of interest. WestEnd does not believe these conflicts are material. To the extent that conflicts arise that are material, WestEnd believes its policies and procedures are designed to effectively manage those conflicts in an appropriate way.

For each investment strategy offered, investment decisions are made at the product level. All accounts in a particular strategy hold the same securities in the same relative quantities. Any changes to the model are executed across all accounts in the strategy at or around the same time (subject to WestEnd's trading procedures), provided client-imposed restrictions do not require exclusion.

A potential conflict of interest may exist as a result of WestEnd's portfolio managers managing the Large Cap and Tax-Managed Large Cap Funds along with Other Accounts which, in theory, may allow the portfolio managers to allocate investment opportunities in a way that favors the Other Accounts over the Large Cap and Tax-Managed Large Cap Funds. Notwithstanding this theoretical conflict of interest, it is WestEnd's policy to manage each account based on its investment objectives and restrictions. WestEnd has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis and in a manner consistent with each account's investment objectives and restrictions.

There are no other changes in the portfolio management of the Tax-Managed Large Cap, Tax-Managed Small Cap and Mid-Cap Equity Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-726 (4/11)